Shareholders' equity	12 Months Ended
Dec. 31, 2022
Shareholders' equity
Shareholders' equity

17. Shareholders’ equity

In the context of the Consolidated Financial Statements, the accounts comprising equity (capital, capital reserve, income reserve, equity adjustments, among other) usually are not significant.

Therefore, the statements of changes in equity of this Consolidated financial information include only two items named equity attributed to controlling interests and noncontrolling interests.

17.1. Capital

Authorized capital

The Company authorized share capital consists of (in) a limited number of voting shares and (iii) a limited number of ordinary shares.

The subscribed and paid-in share capital of the Company is represented by 261,920,439, in the amount of R$261,920 (261,920,439 share capital on December 31, 2021).

On December 31, 2020, the parent company Ambipar Participações signed with the Company a private instrument of Advance for Future Capital Increase (AFAC), in the amount of R$176,000, which refers to the corporate restructuring of the Group, to which the contracting parties attributed irrevocable and irreversible character.

In accordance with the agreement between Ambipar Participações and the Company, AFAC was converted into the share capital of Emergência Participações in January 2021, with the issue of 176,000,000 shares.

On October 5, 2021, the company approved a capital increase of R$ 49,021, with the issuance of 49,021,522 new common shares that were paid in through the transfer of all the shares of the capital stock of the investment in Ambipar Response Limited and Ambipar Howells Consultancy Limited.

17.2. Group reorganization

In 2021, the Group did a reorganization and had 100% of the capital stock of which held the control of investees: Ambipar Holding USA, Ambipar Holding Canada, Ambipar Holding UK, Ambipar Holding Ireland and Inversiones Disal which were part of the group and resulted in an impact of $326,056 in the Group’s equity, (See Note 1.2).

17.3. Profit reserves

Legal reserve

The legal reserve is set up annually by the allocation of 5% of net income for the year and may not exceed 20% of the Company’s capital.

The purpose of the legal reserve is to guarantee that the capital is paid up and it is used solely to offset losses and increase capital.

Unrealized profit reserve

The unrealized profit reserve is represented by undistributed profits, due to equity in earnings not realized in its investees. See below destination events to that unrealized profit reserve:

Approval of 2021 profit allocations

On April 30, 2022, management approved at the Ordinary General Meeting (AGO) the retention of net income for the year, after the constitution of the legal reserve and the minimum mandatory dividend, as "Unrealized Profits Reserve" in the amount of R$93,406, which may be realized when profits attributable to the result of equity investments are realized, for example, by receiving dividends from subsidiaries and joint ventures.

In 2022, the Company approved the payment of R$31,154 as mandatory minimum dividend.

As a result of the above, the Company's net income was distributed as follows:

December 31, 2021
Net income for the year	131,116
Destination of the legal reserve (5%)	(31,154)
Distribution of income for the year	(6,556)
Appropriation in unrealized profit reserve	93,406

Approval of 2022 profit allocations

On April 28, 2023, management will propose at the Annual Shareholders’ Meeting (AGO) the retention of the net income for the year, after the constitution of the legal reserve and the minimum mandatory dividend, as “Unrealized Profits Reserve” in the amount of R$ 115,063, which can be realized when the profits attributed to the result of equity investments are realized, for example, with the receipt of dividends from subsidiaries and joint ventures.

In fiscal year 2023, the Company will distribute dividends in the amount of R$ 38,355, as the mandatory minimum dividend for fiscal year 2022, without the need for a supplementary resolution.

As a result of the above, the Company’s net income was distributed as follows:

December 31, 2022
Net income for the year	161,493
Destination of the legal reserve (5%)	(38,355)
Distribution of income for the year	(8,075)
Appropriation in unrealized profit reserve	115,063

17.4. Earnings per share

As a result of the corporate reorganization of Ambipar Participações e Empreendimentos S.A. that occurred in 2020, the Company presents these consolidaded financial statements considering Emergencia Participações S.A. as the ultimate parent company of the Group since January 1, 2021. The weighted average of the shares used to calculate the earnings per share represents the movement of the shares of Emergencia Participações S.A. in the respective exercises.

Basic

Basic earnings per share are calculated by dividing the income attributable to the Company’s shareholders by the weighted average number of shares issued during the year, excluding those shares bought by the Company and held as treasury shares. Any dividends of preferred shares and any premiums paid upon the issue of preferred shares during the year are deducted from the income attributed to the parent company’s shareholders.

		December	December
Earning per share	December 31, 2022	31, 2021	31, 2020
Earnings per share operations attributable to shareholders of the parent company before deductions	187,874	138,142	66,054
Number of ordinary shares	261,920,439	48,615,599	36,898,917
Basic earnings per share (in Reais)	0.72	2.84	1.79
Diluted earnings per share (in Reais)	0.72	2.84	1.79

Diluted

As of December 31, 2022, the Company does not present dilution of common shares.

17.5. Accumulated translation adjustment

It substantially refers to exchange variation on foreign investees and goodwill paid on the acquisition of businesses in other countries, whose functional currencies are different from the Company and its subsidiaries.

17.6. Capital transaction

On June 28, 2021, Emergências Participações S.A. acquired 100% of the shares of Inversiones Disal Emergencias S.A. (“Inversiones Disal Emergencias”). Inversiones Disal Emergencia is a holding company with a direct interest of 50% on Suatrans Chile S.A. and, after this transaction, the total interest of Response Group on Suatrans Chile S.A. is 100%.

Response
Inversiones Disal
Emergencias
Assets and liabilities acquired at fair value (*)
Cash and cash equivalents	1,005
Other assets	25,650
Other liabilities	(326)
Total identifiable net assets	26,329
Total amount of consideration transferred	144,430
(-) Cash acquired	(1,005)
(-) Assumed value of the obligation to pay	—
Cash paid, net of cash received/receivable	143,425

Determination of goodwill(*)
Total amount of consideration, net	144,430
Total identifiable net assets	(26,329)
Goodwill paid on expected future profitability	118,101
Date of additional acquisition	06/28/2021
Company that acquired control	Emergência Participações S.A.

Value of acquisition	US$26,185 (thousand)
Percentage acquired	99.99%